UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  555 East Lancaster Avenue
          Suite 660
          Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Gregory A. Boye
  Title:  Chief Financial Officer
  Phone:  484-588-4116


Signature, Place and Date of Signing:


  /s/ Gregory A. Boye         Radnor, Pennsylvania         February 16, 2010
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        65

Form 13F Information Table Value Total:  $346,721
                                         (thousands)


List of Other Included Managers:    NONE

                                                    Symmetry Peak Management LLC
                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                                                          VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGRS      SOLE    SHARED NONE
3PAR INC                      COM             88580F109   1,541     130,000       CALL     SOLE      NONE       130,000
3PAR INC                      COM             88580F109   1,900     160,378   SH           SOLE      NONE       160,378
ADVANCED ENERGY INDS          COM             007973100     564      37,390   SH           SOLE      NONE        37,390
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR   009606104   1,000      29,821   SH           SOLE      NONE        29,821
AKEENA SOLAR INC DE           COM             009720103     259     207,207   SH           SOLE      NONE       207,207
AMAZON COM INC                COM             023135106   2,018      15,000   SH           SOLE      NONE        15,000
APPLE INC                     COM             037833100  18,161      86,180   SH           SOLE      NONE        86,180
ARCSIGHT INC                  COM             039666102     767      30,000   SH           SOLE      NONE        30,000
ARUBA NETWORKS INC            COM             043176106  11,782   1,105,300   SH           SOLE      NONE     1,105,300
ATHENAHEALTH INC              COM             04685W103   2,289      50,600   SH           SOLE      NONE        50,600
BAIDU INC                     SPON ADR REP A  056752108  20,562      50,000        PUT     SOLE      NONE        50,000
BIOTECH HOLDRS TR             DEPOSTRY RCPTS  09067D201   1,512      15,500   SH           SOLE      NONE        15,500
BROADCOM CORP                 CL A            111320107   3,147     100,000        PUT     SOLE      NONE       100,000
BUFFALO WILD WINGS INC        COM             119848109     801      19,900   SH           SOLE      NONE        19,900
BUNGE LIMITED                 COM             G16962105   1,915      30,000        PUT     SOLE      NONE        30,000
CHINACAST EDU CORP            COM             16946T109     782     103,500   SH           SOLE      NONE       103,500
CHIPOTLE MEXICAN GRILL INC    CL A            169656105     832       9,440   SH           SOLE      NONE         9,440
CLEARWIRE CORP NEW            CL A            18538Q105     700     103,500   SH           SOLE      NONE       103,500
CLICKSOFTWARE TECHNOLOGIES L  ORD             M25082104     174      24,789   SH           SOLE      NONE        24,789
CROCS INC                     COM             227046109   1,190     207,010   SH           SOLE      NONE       207,010
DIGITALGLOBE INC              COM NEW         25389M877   3,780     156,206   SH           SOLE      NONE       156,206
DREAMWORKS ANIMATION SKG INC  CL A            26153C103   3,184      79,698   SH           SOLE      NONE        79,698
GOLDMAN SACHS GROUP INC       COM             38141G104     844       5,000   SH           SOLE      NONE         5,000
GOLDMAN SACHS GROUP INC       COM             38141G104  16,884     100,000        PUT     SOLE      NONE       100,000
GOOGLE INC                    CL A            38259P508   2,170       3,500   SH           SOLE      NONE         3,500
GSI COMMERCE INC              COM             36238G102   1,223      48,156   SH           SOLE      NONE        48,156
GT SOLAR INTL INC             COM             3623E0209     187      33,600       CALL     SOLE      NONE        33,600
GT SOLAR INTL INC             COM             3623E0209     810     145,764   SH           SOLE      NONE       145,764
HANSEN MEDICAL INC            COM             411307101     308     101,700       CALL     SOLE      NONE       101,700
HANSEN MEDICAL INC            COM             411307101     317     104,661   SH           SOLE      NONE       104,661
HECKMANN CORP                 COM             422680108   4,990   1,000,000   SH           SOLE      NONE     1,000,000
ICX TECHNOLOGIES INC          COM             44934T105     227      23,891   SH           SOLE      NONE        23,891
INFINERA CORPORATION          COM             45667G103   1,148     129,380   SH           SOLE      NONE       129,380
INTERNET CAP GROUP INC        COM NEW         46059C205   1,720     258,684   SH           SOLE      NONE       258,684
ISHARES INC                   MSCI BRAZIL     464286400  11,192     150,000        PUT     SOLE      NONE       150,000
ISIS PHARMACEUTICALS INC      COM             464330109     556      50,000       CALL     SOLE      NONE        50,000
LOGMEIN INC                   COM             54142L109   1,668      83,621   SH           SOLE      NONE        83,621
MASIMO CORP                   COM             574795100     755      24,832   SH           SOLE      NONE        24,832
MELLANOX TECHNOLOGIES LTD     SHS             M51363113   9,592     507,780   SH           SOLE      NONE       507,780
MEMC ELECTR MATLS INC         COM             552715104   2,114     155,240   SH           SOLE      NONE       155,240
MEMC ELECTR MATLS INC         COM             552715104   8,172     600,000       CALL     SOLE      NONE       600,000
MERCADOLIBRE INC              COM             58733R102   1,037      20,000   SH           SOLE      NONE        20,000
NETFLIX INC                   COM             64110L106   1,995      36,220   SH           SOLE      NONE        36,220
NETLOGIC MICROSYSTEMS INC     COM             64118B100   2,393      51,740   SH           SOLE      NONE        51,740
OPNET TECHNOLOGIES INC        COM             683757108     617      50,623   SH           SOLE      NONE        50,623
OVERLAND STORAGE INC          COM NEW         690310206      31      13,498   SH           SOLE      NONE        13,498
PALM INC NEW                  COM             696643105   2,223     221,600       CALL     SOLE      NONE       221,600
POWER INTEGRATIONS INC        COM             739276103   2,996      82,410   SH           SOLE      NONE        82,410
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  93,788   2,050,000        PUT     SOLE      NONE     2,050,000
RESEARCH IN MOTION LTD        COM             760975102  27,016     400,000       CALL     SOLE      NONE       400,000
RESEARCH IN MOTION LTD        COM             760975102  15,921     235,720   SH           SOLE      NONE       235,720
RINO INTERNATIONAL CORPORATI  COM             766883102   5,530     200,000        PUT     SOLE      NONE       200,000
RIVERBED TECHNOLOGY INC       COM             768573107   2,083      90,703   SH           SOLE      NONE        90,703
SAIC INC                      COM             78390X101   4,902     258,802   SH           SOLE      NONE       258,802
SHUTTERFLY INC                COM             82568P304     366      20,560   SH           SOLE      NONE        20,560
SHUTTERFLY INC                COM             82568P304     891      50,000       CALL     SOLE      NONE        50,000
SILICON GRAPHICS INTL CORP    COM             82706L108     748     106,775   SH           SOLE      NONE       106,775
SOLARWINDS INC                COM             83416B109   3,481     151,293   SH           SOLE      NONE       151,293
SPDR GOLD TRUST               GOLD SHS        78463V107   5,344      49,800        PUT     SOLE      NONE        49,800
SPDR TR                       UNIT SER 1      78462F103  11,144     100,000        PUT     SOLE      NONE       100,000
SUNPOWER CORP                 COM CL A        867652109   6,394     270,000       CALL     SOLE      NONE       270,000
SUPPORT COM INC               COM             86858W101   8,764   3,319,875   SH           SOLE      NONE     3,319,875
TELVENT GIT SA                SHS             E90215109   1,956      50,178   SH           SOLE      NONE        50,178
VERIFONE HLDGS INC            COM             92342Y109     819      50,000   SH           SOLE      NONE        50,000
VMWARE INC                    CL A COM        928563402   2,543      60,000   SH           SOLE      NONE        60,000





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